RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 19 - RELATED PARTY BALANCES AND TRANSACTIONS

Due to affiliates:

During the periods presented, the Company has borrowed from the parent company and companies affiliated with the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”). Each of these loans was entered into to satisfy the Company’s short-term capital needs. The amount due to Hebei Kaiyuan was non-interest bearing, unsecured and due on demand by the lender. In September 2011, Hebei Kaiyuan commenced charging interests at 8.00% per annum to the Company for the payables.

The amount due to Honest Best bore the interest rate of 3.95% per annum, which increased to 8.00% per annum on October 1, 2011. The amount was unsecured and subsequently repaid in January 2012. The amount due to Hebei Shengrong Kaiyuan Auto Parts Co., Ltd. (“Kaiyuan Shengrong”) bears the interest rate of 8.20% per annum, adjustable in connection with the basis rate established by the People’s Bank of China, unsecured and will be repaid in September 2012.

The outstanding amounts due to related parties as of December 31, 2011 and 2010 were as follows:

		December 31,
	Notes	2011	2010

Honest Best	(1)	$31,343	$—
Hebei Kaiyuan	(2)	1,074	74,198
Kaiyuan Shengrong	(2)	3,244	3,097
Total		$35,661	$77,295

Notes:

(1)	Parent company of AutoChina and entity controlled by Mr. Li.

(2)	Entity controlled by Mr. Li.

Accounts payable, related parties:

During the periods presented, the Company has obtained a short-term trade financing for the continuing operations to purchase commercial vehicles from Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited (collectively referred to as “Beiguo”) and Shijiazhuang Beiguo Renbai Group Limited (“Renbai”), companies affiliated with Mr. Li., the Company’s Chairman and Chief Executive Officer, and Mr. Lau, a director of AutoChina. The Company pays a financing charge of approximately 4% per annum to Beiguo and Renbai for the funds obtained due to this financing arrangement, in part, because the financing arrangement is guaranteed by Mr. Li, who has a long term business relationship with Beiguo and Renbai, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days. Accordingly, the Company has classified the movements in these payable balances as financing activities on the statement of cash flows.

During the year ended December 31, 2010, the Company began purchasing commercial vehicles from Hebei Ruituo Auto Trading Co., Ltd. (“Ruituo”), a company which is controlled by Mr. Li. The amounts due to Ruituo were non-interest bearing until October 2011. In addition, the payable balance is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

The outstanding amounts of accounts payable, related parties as of December 31, 2011 and 2010 were as follows:

		December 31,
	Notes	2011	2010

Ruituo	(2)	$—	$16,104
Beiguo	(3)	—	80
Renbai	(4)	—	18
Total		$—	$16,202

Notes:

(2)	Entity controlled by Mr. Li.

(3)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

(4)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 19.60% and 20.33%, respectively.

Due from an affiliate:

In November 2010, Ms. Shu Ling Li (“Ms. Li”), the sister of Mr. Li, was appointed as the sole director of Rainbow Yield. Prior to the appointment of Ms. Li as sole director of Rainbow Yield, the Company paid $9,000 to Rainbow Yield as a security deposit to secure a borrowing provided by a third party in the amount of $9,559. The amount due from Rainbow Yield is non-interest bearing. In addition, the payable balances of each loan are unsecured and repaid in March 2011 (See Note 10).

		December 31,
	Note	2011	2010

Rainbow Yield	(5)	$—	$9,000

Note:

(5)	Entity of which Mr. Li’s sister is the sole director.

Deposits for inventories, related party:

During the periods presented, the Company made prepayment for inventories to a related party, Ruituo, for purchasing of commercial vehicles. The amount is non-interest bearing, unsecured and subsequently settled in January 2012.

The outstanding amounts of deposits for inventories, related party as of December 31, 2011 and 2010 were as follows:

		December 31,
	Note	2011	2010

Ruituo	(2)	$14,539	$—

Note:

(2)	Entity controlled by Mr. Li.

Prepaid interest expenses, related parties:

During the periods presented, the Company has obtained a short-term trade financing to purchase commercial vehicles from its affiliates, Beiguo and Renbai. According to the financial arrangement, the Company pays a financing charge (interest expense) of approximately 4% per annum to Beiguo and Renbai for the funds obtained and it was required to prepay the financing charges to the affiliates.

The outstanding amounts of prepaid interest expenses, related parties as of December 31, 2011 and 2010 were as follows:

		December 31,
	Note	2011	2010

Beiguo	(3)	$—	$604

Note:

(3)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

Related Parties Transactions

During the periods presented, the Company sold and purchased automobiles and trading materials to and from affiliates. The details of the related party transactions were as follows:

	Notes		Years Ended December 31,
			2011	2010	2009

Capital nature:
Honest Best	(1)	(j)	$61,570	$—	$—
Hebei Kaiyuan	(2)	(a)	65,070	68,279	8,788
Hebei Kaiyuan	(2)	(j)	185,272	280,357	36,877
Hebei Ruihua Real Estate Development Limited	(2)	(a)	—	12,139	—
Kaiyuan Shengrong	(2)	(b)	3,096	3,035	—
Kaiyuan Shengrong	(2)	(j)	3,096	2,954	—
Kaiyuan Shengrong	(2)	(k)	3,096	3,035	—
Ruituo	(2)	(j)	70,703	—	—
Beiguo	(3)	(j)	—	112,264	—
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(5)	(j)	—	7,809	—
Rainbow Yield	(6)	(c)	—	9,000	—

Operating nature:
Honest Best	(1)	(i)	2,214	—	—
Ruituo	(2)	(e)	404,411	55,317	—
Ruituo	(2)	(f)	—	316	—
Hebei Kaiyuan	(2)	(g)	—	10,706	—
Hebei Kaiyuan	(2)	(i)	14	—	—
Hebei Kaiyuan Doors & Windows Manufacturing Co., Ltd.	(2)	(h)	—	2,097	—
Kaiyuan Shengrong	(2)	(i)	174	60	—
Beiguo	(3)	(d)	—	29,987	—
Beiguo	(3)	(e)	160	328,422	178,146
Beiguo	(3)	(f)	—	232,337	133,763
Beiguo	(3)	(g)	—	19,118	—
Beiguo	(3)	(i)	618	5,934	2,300
Renbai	(4)	(e)	—	10,839	78,450
Renbai	(4)	(f)	—	9,228	57,163
Renbai	(4)	(i)	—	951	476
Beijing Wantong Longxin Auto Trading Co., Ltd.	(5)	(d)	101,974	10,340	—
Beijing Wantong Longxin Auto Trading Co., Ltd.	(5)	(h)	—	7,809	—

Notes :

(1)	Parent company of AutoChina and entity controlled by Mr. Li

(2)	Entity controlled by Mr. Li.

(3)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

(4)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 19.60% and 20.33%, respectively.

(5)	Entity which Mr. Li’s brother holds 40% equity interest.

(6)	Entity which Mr. Li’s sister is the sole director.

Nature of transaction :

(a)	Bank loan guarantee provided to the bank by the affiliates.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Amount provided by the Company to an affiliate.

(d)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and trading materials and amounts returned during the year.

(e)	Sale of automobiles to the Company, including VAT, during the year.

(f)	Purchase of automobiles from the Company during the year.

(g)	Purchase of trading materials from the Company during the year.

(h)	Sale of trading material to the Company during the year.

(i)	Interest incurred by the Company during the year.

(j)	Loan provided to the Company during the year.

(k)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

In 2010, in order to obtain additional working capital, the Company entered into a financing arrangement with two affiliates, namely Beiguo and Renbai. Under the financing arrangement with Beiguo and Renbai, the Company sold commercial vehicles to these affiliates in return for notes receivable from the affiliates. These transactions did not qualify as sales under U.S. GAAP because there was a repurchase obligation by the Company. Both the sales of commercial vehicles to the affiliates and the repurchases were done at an insignificant mark up to cover operating costs. In addition, the Company repurchased the commercial vehicles from these affiliates with credit terms up to 180 days and pays a financing charge of approximately 4% per annum. Therefore, these transactions are treated as financing arrangements for accounting purposes. The Company discounted the notes receivable with third party financial institutions by paying a discounting factor of approximately 3.5% per annum. The Company effectively obtained short-term financing of up to 180 days through this financing arrangement with these two affiliates. The Company expects not to continue relying on this financing arrangement with Beiguo and Renbai in the foreseeable future. Since December 2010, the Company started purchasing commercial vehicles from Ruituo, an affiliate of Mr. Li, at a mark up of approximately 0.3%. The balance due to such purchase is interest-free, unsecured and due on demand and was initially interest-free. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

During the years ended December 31, 2011, 2010 and 2009, the Company sold commercial vehicles to these three affiliates amounting to nil, $241,881 and $190,926, respectively. The cost of sales of these commercial vehicles sold to these three affiliates amounted to nil, $237,893 and $189,586, respectively.

During the years ended December 31, 2011, 2010 and 2009, the Company purchased commercial vehicles from Beiguo and Renbai amounting to nil, $283,850 and $191,597, and incurred interest expenses to these two affiliates amounting to $618, $6,885 and $2,776, respectively under the above arrangement. During the years ended December 31, 2011, 2010 and 2009, the Company also purchased commercial vehicles from Beiguo and Renbai other than the above arrangement, amounting to $160, $55,411 and $64,999, respectively. During the years ended December 31, 2011, 2010 and 2009, we purchased commercial vehicles from Ruituo amounting to $404,411, $55,317 and nil, respectively. No interest expense is incurred for the purchase from Ruituo throughout these periods.

During the year ended December 31, 2010, the Company sold trading materials to Hebei Kaiyuan and Beiguo amounting to $29,824. The related cost of sales amounted to $29,160. The Company was charged an insignificant mark up to cover the operating costs in connection with these sales. Under ASC 605-45, “Reporting Revenue Gross as a Principal versus Net as an Agent”, the sales transaction by the Company to Hebei Kaiyuan and Beiguo are considered as agency sales and the revenue generated on such transactions are recorded at net basis. There was no such transaction occurred during the years ended December 31, 2011 and 2009.

The Company occupied office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate with Mr. Li. Hebei Kaiyuan agreed to provide the office space at free of charge and no rental costs were incurred by the Company during the years ended December 31, 2011, 2010 and 2009.